Operating segments	12 Months Ended
Dec. 31, 2018
Operating segments [Abstract]
Operating segments

5.    Operating segments

The Organization operates mainly in the banking and insurance segments. Our banking operations include operations in the retail, middle-market and corporate sectors, lease, international bank operations, investment bank operations and as a private bank. The Organization also conducts banking segment operations through its branches located throughout the country, in branches abroad and through subsidiaries as well as by means of shareholding interests in other companies. Additionally we are engaged in insurance, supplemental pension plans and capitalization bonds through our subsidiary, Bradesco Seguros S.A. and its subsidiaries.

The following segment information was prepared based on reports made available to Management to evaluate performance and make decisions regarding the allocation of resources for investments and other purposes. Our Management uses a variety of accounting information, which includes the proportional consolidation of associates and joint ventures. Accordingly, the information of the segments shown in the following tables was prepared in accordance with the specific procedures and other provisions of the Financial Institutions Accounting Plan and the total amounts, which correspond to the consolidated information, were prepared in accordance with IFRS, issued by the IASB .

The main assumptions for the segmentation of income and expenses include (i) surplus cash invested by the entities operating in insurance, supplemental pension and capitalization bonds are included in this segment, resulting in an increase in net interest income; (ii) salaries and benefits and administrative costs included in the insurance, supplemental pension and capitalization bonds segment consist only of cost directly related to these operations, and (iii) costs incurred in the banking operations segment related to the infrastructure of the branch network and other general indirect expenses have not been allocated between segments.

Information by operating segment, reviewed by the Organization and corresponding to the years 2018, 2017 and 2016, is shown below:

	R$ thousand
	Year ended December 31, 2018
	Banking	Insurance, pension and capitalization bonds	Other operations (1), adjustments and eliminations	Total

Net interest income	53,582,872	12,291,357	934,241	66,808,470
Net fee and commission income	25,496,171	600,510	(2,265,091)	23,831,590
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	-	-	(11,676,573)	(11,676,573)
Net gains/(losses) on financial instruments classified as held for trading	(6,217,370)	(5,459,203)	11,676,573	-
Net gains/(losses) on financial assets at fair value through other comprehensive income	-	-	1,073,563	1,073,563
Net gains/(losses) on financial instruments classified as available for sale	625,159	738,063	(1,363,222)	-
Net gains/(losses) on foreign currency transactions	1,096,826	-	-	1,096,826
Net income from insurance and pension plans	-	7,656,872	-	7,656,872
Other operating income/(loss)	(4,495,385)	2,935,732	(289,659)	(1,849,312)
Expected loss on loans and advances	-	-	(15,091,975)	(15,091,975)
Impairment of loans and advances	(11,078,383)	-	11,078,383	-
Expected loss on other financial assets	-	-	(1,172,860)	(1,172,860)
Personnel expenses	(17,369,813)	(1,643,734)	142,085	(18,871,462)
Other administrative expenses	(16,290,073)	(1,609,750)	1,025,861	(16,873,962)
Depreciation and amortization	(5,575,203)	(411,875)	1,178,823	(4,808,255)
Other operating income/(expenses)	(11,439,378)	(1,596,743)	(1,174,473)	(14,210,594)
Other operating expense	(61,752,850)	(5,262,102)	(4,014,156)	(71,029,108)
Income before income taxes and share of profit of associates and joint ventures	12,830,808	10,565,497	(5,634,665)	17,761,640
Share of profit of associates and joint ventures	1,410,004	206,272	64,099	1,680,375
Income before income taxes	14,240,812	10,771,769	(5,570,566)	19,442,015
Income tax and social contribution	(206,385)	(4,382,847)	1,895,656	(2,693,576)
Net income for the year	14,034,427	6,388,922	(3,674,910)	16,748,439
Attributable to controlling shareholders	14,034,093	6,224,398	(3,674,576)	16,583,915
Attributable to non-controlling interest	334	164,524	(334)	164,524
Total assets	1,057,484,986	305,112,189	(57,053,461)	1,305,543,714
Investments in associates and joint ventures	6,235,329	1,837,899	52,571	8,125,799
Total liabilities	934,863,960	271,320,375	(25,316,741)	1,180,867,594

	R$ thousand
	Year ended December 31, 2017
	Banking	Insurance, pension and capitalization bonds	Other operations (1), adjustments and eliminations	Total

Net interest income	46,997,327	1,857,926	1,787,660	50,642,913
Net fee and commission income	24,143,561	787,014	(2,181,747)	22,748,828
Net gains/(losses) on financial instruments classified as held for trading	6,011,351	3,641,626	(29,869)	9,623,108
Net gains/(losses) on financial instruments classified as available for sale	(685,560)	713,425	542,493	570,358
Net gain / (loss) on held-to-maturity investments	(54,520)	-	-	(54,520)
Net gains/(losses) on foreign currency transactions	1,422,957	-	-	1,422,957
Net income from insurance and pension plans	-	6,239,990	-	6,239,990
Other operating income/(loss)	6,694,228	10,595,041	512,624	17,801,893
Impairment of loans and advances	(17,895,929)	-	1,035,094	(16,860,835)
Personnel expenses	(19,261,590)	(1,589,077)	127,402	(20,723,265)
Other administrative expenses	(17,175,352)	(1,391,439)	1,684,330	(16,882,461)
Depreciation and amortization	(5,555,033)	(393,618)	1,380,083	(4,568,568)
Other operating income/(expenses)	(9,282,411)	(889,065)	38,119	(10,133,357)
Other operating expense	(69,170,315)	(4,263,199)	4,265,028	(69,168,486)
Income before income taxes and share of profit of associates and joint ventures	8,664,801	8,976,782	4,383,565	22,025,148
Share of profit of associates and joint ventures	1,497,268	217,035	4,108	1,718,411
Income before income taxes	10,162,069	9,193,817	4,387,673	23,743,559
Income tax and social contribution	(887,289)	(4,156,153)	(1,385,514)	(6,428,956)
Net income for the year	9,274,780	5,037,664	3,002,159	17,314,603
Attributable to controlling shareholders	9,272,962	4,812,425	3,003,977	17,089,364
Attributable to non-controlling interest	1,818	225,239	(1,818)	225,239
Total assets	988,063,541	295,699,951	(59,410,052)	1,224,353,440
Investments in associates and joint ventures	6,364,246	1,847,099	46,039	8,257,384
Total liabilities	875,887,257	257,329,282	(26,556,803)	1,106,659,736

	R$ thousand
	Year ended December 31, 2016
	Banking	Insurance, pension and capitalization bonds	Other operations (1), adjustments and eliminations	Total

Net interest income	49,156,109	5,374,229	2,132,651	56,662,989
Net fee and commission income	20,696,785	651,482	(1,007,216)	20,341,051
Net gains/(losses) on financial instruments classified as held for trading	14,918,934	1,250,639	233,197	16,402,770
Net gains/(losses) on financial instruments classified as available for sale	(1,417,647)	805,051	(728,804)	(1,341,400)
Net gains/(losses) on foreign currency transactions	150,757	-	-	150,757
Net income from insurance and pension plans	-	4,155,763	-	4,155,763
Other operating income/(loss)	13,652,044	6,211,453	(495,607)	19,367,890
Impairment of loans and advances	(18,829,460)	-	3,479,182	(15,350,278)
Personnel expenses	(15,733,611)	(1,387,935)	117,763	(17,003,783)
Other administrative expenses	(14,979,689)	(1,331,349)	161,475	(16,149,563)
Depreciation and amortization	(3,786,599)	(365,656)	493,842	(3,658,413)
Other operating income/(expenses)	(14,421,152)	243,631	173,359	(14,004,162)
Other operating expense	(67,750,511)	(2,841,309)	4,425,621	(66,166,199)
Income before income taxes and share of profit of associates and joint ventures	15,754,427	9,395,855	5,055,449	30,205,731
Share of profit of associates and joint ventures	1,538,058	168,691	(7,024)	1,699,725
Income before income taxes	17,292,485	9,564,546	5,048,425	31,905,456
Income tax and social contribution	(7,995,420)	(3,915,822)	(2,001,488)	(13,912,730)
Net income for the year	9,297,065	5,648,724	3,046,937	17,992,726
Attributable to controlling shareholders	9,293,766	5,550,662	3,049,821	17,894,249
Attributable to non-controlling interest	3,299	98,062	(2,884)	98,477
Total assets	921,916,290	266,642,197	3,471,169	1,192,029,656
Investments in associates and joint ventures	5,512,372	1,416,617	73,789	7,002,778
Total liabilities	821,182,152	266,143,979	(775,682)	1,086,550,449

(1) Other operation represents less than 1% of total assets/liabilities and the net income for the year. The main adjustments from the information disclosed in segments columns are related to the difference between the IFRS and the Segment Report Information as impairment for loans and advance, effective interest rate and proportional consolidation.

Our operations are substantially conducted in Brazil. Additionally, as of December 31, 2018, we have one branch in New York, one branch in Grand Cayman, and one branch in London, mainly to complement our banking services and assist in import and export operations for Brazilian customers. Moreover we also have subsidiaries abroad, namely: Banco Bradesco Argentina S.A.U. (Buenos Aires), Banco Bradesco Europe S.A. (Luxembourg), Bradesco North America LLC (New York), Bradesco Securities, Inc. (New York), Bradesco Securities UK Limited (London), Cidade Capital Markets Ltd. (Grand Cayman), Bradesco Securities Hong Kong Limited (Hong Kong), Bradesco Trade Services Limited (Hong Kong) and Bradescard Mexico, Sociedad de Responsabilidad Limitada (Mexico).

No income from transactions with a single customer or counterparty abroad represented 10% of the Organization's income in the period of 2018, 2017 and 2016.

All transactions between operating segments are conducted on an arm's length basis, with intra-segment revenue and costs being eliminated in "Other operations, adjustments and eliminations". Income and expenses directly associated with each segment are included in determining business-segment performance.